                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [ ]                     Amendment No.:    _______
      This Amendment (Check only one):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Margaret St. Clair
Address:   c/o Amelia Peabody Foundation
           One Hollis Street
           Wellesley, MA 02482

Form 13F File Number:    028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Margaret St. Clair
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts  July 31, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $250 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         13F File No.      Name

1.       28-05993          Philip B. Waring

             MARGARET ST. CLAIR FORM 13F INFORMATION TABLE


          COLUMN 1                   COLUMN 2             COLUMN 3        COLUMN 4           COLUMN 5

       Name of Issuer             Title of Class           CUSIP           Value        Shrs or    Sh/ Put/
                                                                          (X $1000)     Prn Amt    Prn Call

AT&T Cap Corp. SR Public
  Income NT Pines 8 1/8
  12/15/28                        Preferred Stock         00206J308          $ 47       2,000

Chase Capital IV Cap Secs
  Ser D 7.34%                     Preferred Stock         16147N208          $ 50       2,000

Citigroup Cap VII Cap Secs
  7.125% Trups Callable           Preferred Stock         17306N203          $ 51       2,000

SBC Communications Inc
  Public Income NT Pines 7%
  Callable                        Preferred Stock         78387G301          $ 51       2,000

Tennessee Valley Auth
  Putable Automatic rate
  Reset Sec Parrs 1998 6.75%
  to 6/03 Reset Annually
  6/01/28 MTY                     Preferred Stock         880591300          $ 51       2,000


            TOTAL                                                            $250



          COLUMN 1                   COLUMN 6        COLUMN 7            COLUMN 8

       Name of Issuer               Investment        Other           Voting Authority
                                    Discretion       Managers      Sole   Shared   Other

AT&T Cap Corp. SR Public
  Income NT Pines 8 1/8
  12/15/28                         Shared-Other         1          2,000

Chase Capital IV Cap Secs
  Ser D 7.34%                      Shared-Other         1          2,000

Citigroup Cap VII Cap Secs
  7.125% Trups Callable            Shared-Other         1          2,000

SBC Communications Inc
  Public Income NT Pines 7%
  Callable                         Shared-Other         1          2,000

Tennessee Valley Auth
  Putable Automatic rate
  Reset Sec Parrs 1998 6.75%
  to 6/03 Reset Annually
  6/01/28 MTY                      Shared-Other         1          2,000


            TOTAL



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